Equity (Details Textual) $ / shares in Units, $ in Thousands						1 Months Ended								12 Months Ended
	Jun. 14, 2017 USD ($) $ / shares shares	Jun. 01, 2017 USD ($) $ / shares shares	Oct. 11, 2016 USD ($) shares	Dec. 02, 2015 USD ($) $ / shares shares	Jul. 03, 2014 USD ($) shares	May 17, 2017 USD ($) $ / shares shares	Jan. 27, 2016 USD ($)	Jul. 29, 2015 USD ($) shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2015 USD ($) shares	Feb. 16, 2015 USD ($) shares	Jan. 31, 2015 USD ($) $ / shares	May 18, 2014 USD ($)	Dec. 31, 2017 USD ($) shares	Sep. 29, 2016 shares	Apr. 30, 2015 USD ($) $ / shares
Statement Line Items [Line Items]
Raising capital total amount													$ 1,500
Issued and paid up capital, description

The Company completed fund raising, in which the Company issued to investors 1,508,572 Ordinary Shares, which constituted approximately 7.5% of the issued and paid up share capital of the Company at that time, and 1,508,572 non-tradable warrants, which are exercisable into 1,508,572 Ordinary Shares, according to the exercise terms determined.

													The Company will allocate to Offerees 6,931,303 Ordinary Shares, which constituted, after their allocation, and after the allocation of the Capital Raising shares, holdings at a rate of approximately 37.38% of the issued and paid up share capital of the Company and 4,322,329 non-tradable warrants that are exercisable into 4,322,329 Ordinary Shares, at an exercise price of NIS 0.8655 per share, provided that the Group meets the milestones set forth in the Agreement.
Allocated to investor ordinary shares | shares														1,375,794
Ordinary shares issued | shares								7,671,089
Constituted issued and paid up share capital percentage									16.50%	16.50%
Price adjustment, description									The investors a price adjustment mechanism that will be activated if the Company performs additional fundraising during a period of 18 months from the issuance date, within which shares are allocated at a price that is lower than NIS 1.65 per share, or if shares are allocated at a price equal to or less than NIS 2 thereafter.
Treasury Shares [Member]
Statement Line Items [Line Items]
Ordinary shares issued | shares														527,032
Constituted issued and paid up share capital percentage														0.84%
Ordinary Shares [Member]
Statement Line Items [Line Items]
Ordinary shares issued | shares									3,956,545	3,956,545
Issued and paid up share capital percentage								0.2361
Investors price adjustment description								The Company has undertook vis-à-vis the investors a price adjustment mechanism that would be activated if the closing price of the Company’s shares at the end of 60 days after the completion of the allocation and the average closing price of a share of the Company on the five days before the 60th day was less than NIS 5.5. Under this mechanism, the investors would be entitled to an allocation of shares that will reflect the difference between the share price and the price paid by them (the “Compensation”), while the share price based on which the Compensation was calculated would not be less than NIS 4.75. In addition, the Company undertook vis-à-vis the investors an additional price adjustment mechanism that would be activated if the Company performs additional fundraising during a period of 12 months from the allocation date, within which shares would be allocated a price that is less than NIS 5.5 per share.
Warrants [Member]
Statement Line Items [Line Items]
Non-tradable warrants | shares				776,440				3,835,546
Warrants exercisable | shares								3,835,546
Private Placement [Member] | Ordinary Shares [Member]
Statement Line Items [Line Items]
Ordinary shares issued | shares	4,078,759	4,044,050		1,552,877		3,430,000					285,715
Constituted issued and paid up share capital percentage											1.40%
Non-tradable warrants | shares											285,715
Consideration received, net	$ 4,800	$ 4,700				$ 4,000								$ 12,393
Public Offering [Member] | Ordinary Shares [Member]
Statement Line Items [Line Items]
Ordinary shares issued | shares			1,376,375												9,250,000
Gross proceeds from offering			$ 13,800
NIS [Member]
Statement Line Items [Line Items]
Consideration amount														1,191
Lower than price per share | $ / shares												$ 1.4
Consideration (gross) received as a result of aforesaid fund raising amount				$ 8,541				$ 42,191		$ 6,528	$ 400	$ 2,112
Consideration (net) received as a result of aforesaid fund raising amount				7,946				38,706		6,402		2,065
Net issuance consideration, total												91
Attributed to ordinary shares												1,542
Attributed to warrants												$ 432
Attributed to financial derivative								1,306	$ 37	37
Attributed to share capital									$ 6,365	$ 6,365
Consideration received, net							$ 3,242
NIS [Member] | Ordinary Shares [Member]
Statement Line Items [Line Items]
Lower than price per share | $ / shares																$ 1.4
Attributed to ordinary shares				7,188				34,203								$ 254
NIS [Member] | Warrants [Member]
Statement Line Items [Line Items]
Attributed to warrants				$ 758				$ 3,197								$ 146
Exercise price | $ / shares				$ 9.00
NIS [Member] | Private Placement [Member] | Ordinary Shares [Member]
Statement Line Items [Line Items]
Exercise price | $ / shares	$ 4.2	$ 4.2				$ 4.2
Consideration received, net	$ 17,130	$ 17,000				$ 14,400								$ 44,228
NIS [Member] | Public Offering [Member] | Ordinary Shares [Member]
Statement Line Items [Line Items]
Gross proceeds from offering			51,872
Consideration received, net			$ 46,350
Investor [Member]
Statement Line Items [Line Items]
Allocated to investor ordinary shares | shares					2,967,938
Investor [Member] | NIS [Member]
Statement Line Items [Line Items]
Consideration amount					$ 2,569
Investor One [Member]
Statement Line Items [Line Items]
Allocated to investor ordinary shares | shares														1,592,143
Investor One [Member] | NIS [Member]
Statement Line Items [Line Items]
Consideration amount														$ 1,378